SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IL [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.110	3.215	3.456
Increase (decrease) during the year: Exchange rate of one US dollar		(3.27%)	(6.97%)	(7.79%)
BR [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		5.5805	5.1967	4.0307
Increase (decrease) during the year: Exchange rate of one US dollar		7.39%	28.93%	4.02%
Israeli Consumer Price Index [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Israeli consumer price index	[1]	117.03	113.84	114.63
Increase (decrease) during the year: Exchange rate of one US dollar	[1]	2.80%	(0.69%)	0.60%

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average.